SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of operating segments [abstract]
Schedule of Segment Results

For the year ended December 31, 2018, the segment results were as follows:

	CNY
	Exploration and mining	Corporate activities	Total
From continuing operations:
Depreciation and amortization	63	4	67
Operating loss	1,523	4,684	6,207
Interest income	(1)	(25)	(26)
Finance costs	1	(6)	(5)
Loss for the year from continuing operations	1,523	4,653	6,176
Capital expenditure	—	5	5

Total assets	527	7,216	7,743
Total liabilities	1,854	27,687	29,541

	US$
	Exploration and mining	Corporate activities	Total
From continuing operations:
Depreciation and amortization	9	1	10
Operating loss	221	681	902
Interest income	—	(4)	(4)
Finance costs	—	(1)	(1)
Loss for the year from continuing operations	221	676	897
Capital expenditure	—	1	1

Total assets	77	1,049	1,126
Total liabilities	270	4,025	4,295

For the year ended December 31, 2017, the segment results were as follows:

	CNY
	Exploration and mining	Corporate activities	Total
From continuing operations:
Depreciation and amortization	5	3	8
Operating loss	258	5,946	6,204
Interest income	(1)	(38)	(39)
Finance costs	—	14	14
Loss for the year from continuing operations	257	5,922	6,179

Total assets	705	29,043	29,748
Total liabilities	509	44,744	45,253

For the year ended December 31, 2016, the segment results were as follows:

	CNY
	Corporate activities	Total
From continuing operations:
Depreciation and amortization	2	2
Operating loss	4,519	4,519
Interest income	(75)	(75)
Finance costs	1	1
Loss for the year from continuing operations	4,445	4,445

Total assets	94,793	94,793
Total liabilities	81,598	81,598

Schedule of Reconciliation of Loss for the year from Continuing Operations to Net Loss

The reconciliation of loss for the year from continuing operations to net loss is as follows:

	2016	2017	2018	2018
	CNY	CNY	CNY	US$

Loss for the year from continuing operations	(4,445)	(6,179)	(6,176)	(897)
Loss for the year from discontinued operations	(18,591)	(23,817)	—	—
Net loss	(23,036)	(29,996)	(6,176)	(897)